Income Taxes (Details) - Schedule of Geographical Breakdown of Income Before Provision for Income Taxes - Vaso Corporation and Subsidaries [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Geographical Breakdown of Income Before Provision for Income Taxes [Line Items]
Domestic	$ 5,085	$ 6,244
Foreign	(180)	307
Income before provision for income taxes	$ 4,905	$ 6,551